Quarterly Report

December 31, 2020

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

December 31, 2020 (Unaudited)

Schedule of Investments (Unaudited)	1

Notes to Schedule of Investments (Unaudited)	7

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
3M Co.	6,056,109	$1,058,547,292
Abbott Laboratories	18,607,553	2,037,340,978
AbbVie, Inc.	18,535,247	1,986,051,716
ABIOMED, Inc. (a)	474,460	153,819,932
Accenture PLC Class A	6,651,667	1,737,481,937
Activision Blizzard, Inc.	8,115,945	753,565,493
Adobe, Inc. (a)	5,036,432	2,518,820,372
Advance Auto Parts, Inc.	713,033	112,309,828
Advanced Micro Devices, Inc. (a)	12,626,996	1,158,021,803
AES Corp.	6,989,767	164,259,525
Aflac, Inc.	6,858,516	304,998,207
Agilent Technologies, Inc.	3,213,799	380,803,044
Air Products & Chemicals, Inc.	2,321,142	634,182,417
Akamai Technologies, Inc. (a)	1,710,656	179,601,773
Alaska Air Group, Inc.	1,299,542	67,576,184
Albemarle Corp.	1,118,776	165,041,836
Alexandria Real Estate Equities, Inc. REIT	1,275,709	227,356,858
Alexion Pharmaceuticals, Inc. (a)	2,297,544	358,968,275
Align Technology, Inc. (a)	753,296	402,546,316
Allegion PLC	966,873	112,524,680
Alliant Energy Corp.	2,622,943	135,160,253
Allstate Corp.	3,193,517	351,063,324
Alphabet, Inc. Class A (a)	3,156,385	5,532,006,606
Alphabet, Inc. Class C (a)	3,047,646	5,339,110,074
Altria Group, Inc.	19,515,430	800,132,630
Amazon.com, Inc. (a)	4,477,608	14,583,255,823
Amcor PLC	16,483,564	194,011,548
Ameren Corp.	2,597,861	202,789,030
American Airlines Group, Inc.	6,418,606	101,221,417
American Electric Power Co., Inc.	5,213,251	434,107,411
American Express Co.	6,848,756	828,083,088
American International Group, Inc.	9,044,882	342,439,233
American Tower Corp. REIT	4,664,507	1,046,995,241
American Water Works Co., Inc.	1,903,122	292,072,133
Ameriprise Financial, Inc.	1,238,629	240,702,774
AmerisourceBergen Corp.	1,545,554	151,093,359
AMETEK, Inc.	2,415,440	292,123,314
Amgen, Inc.	6,112,082	1,405,289,893
Amphenol Corp. Class A	3,141,904	410,866,786
Analog Devices, Inc.	3,879,903	573,178,070
ANSYS, Inc. (a)	902,064	328,170,883
Anthem, Inc.	2,611,722	838,597,817
AO Smith Corp.	1,423,236	78,021,798
Aon PLC Class A	2,400,983	507,255,678
Apache Corp.	3,966,859	56,289,729
Apple, Inc.	167,787,404	22,263,710,637
Applied Materials, Inc.	9,590,576	827,666,709
Aptiv PLC	2,835,986	369,500,616

Archer-Daniels-Midland Co.	5,841,375	294,463,714
Arista Networks, Inc. (a)	572,316	166,297,860
Arthur J Gallagher & Co.	2,019,202	249,795,479
Assurant, Inc.	622,835	84,842,584
AT&T, Inc.	74,813,948	2,151,649,144
Atmos Energy Corp.	1,312,091	125,212,844
Autodesk, Inc. (a)	2,309,080	705,054,487
Automatic Data Processing, Inc.	4,502,838	793,400,056
AutoZone, Inc. (a)	243,411	288,549,136
AvalonBay Communities, Inc. REIT	1,465,765	235,152,679
Avery Dennison Corp.	876,344	135,929,718
Baker Hughes Co.	7,061,769	147,237,884
Ball Corp.	3,434,257	320,004,067
Bank of America Corp.	79,923,612	2,422,484,680
Bank of New York Mellon Corp.	8,559,063	363,246,634
Baxter International, Inc.	5,364,875	430,477,570
Becton Dickinson and Co.	3,045,503	762,045,761
Berkshire Hathaway, Inc. Class B (a)	20,431,841	4,737,530,973
Best Buy Co., Inc.	2,419,576	241,449,489
Bio-Rad Laboratories, Inc. Class A (a)	225,949	131,714,710
Biogen, Inc. (a)	1,616,122	395,723,633
BlackRock, Inc.	1,489,056	1,074,413,466
Boeing Co.	5,571,284	1,192,589,053
Booking Holdings, Inc. (a)	429,998	957,721,645
BorgWarner, Inc.	2,569,682	99,292,512
Boston Properties, Inc. REIT	1,488,816	140,737,776
Boston Scientific Corp. (a)	15,038,763	540,643,530
Bristol-Myers Squibb Co.	23,724,485	1,471,629,805
Broadcom, Inc.	4,246,754	1,859,441,239
Broadridge Financial Solutions, Inc.	1,214,756	186,100,619
Brown-Forman Corp. Class B	1,918,263	152,367,630
C.H. Robinson Worldwide, Inc.	1,428,375	134,081,561
Cabot Oil & Gas Corp.	4,188,982	68,196,627
Cadence Design Systems, Inc. (a)	2,929,464	399,666,774
Campbell Soup Co.	2,128,594	102,917,520
Capital One Financial Corp.	4,803,760	474,851,676
Cardinal Health, Inc.	3,083,680	165,161,901
CarMax, Inc. (a)	1,724,419	162,888,619
Carnival Corp.	7,815,578	169,285,419
Carrier Global Corp.	8,553,143	322,624,554
Catalent, Inc. (a)	1,730,519	180,095,112
Caterpillar, Inc.	5,703,745	1,038,195,665
Cboe Global Markets, Inc.	1,135,537	105,741,205
CBRE Group, Inc. Class A (a)	3,522,004	220,900,091
CDW Corp.	1,501,157	197,837,481
Celanese Corp.	1,228,357	159,612,709
Centene Corp. (a)	6,089,380	365,545,481
CenterPoint Energy, Inc.	5,725,551	123,900,924
CenturyLink, Inc.	10,376,656	101,172,396
Cerner Corp.	3,218,939	252,622,333

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value

CF Industries Holdings, Inc.	2,248,123	$87,024,841
Charles Schwab Corp.	15,664,127	830,825,296
Charter Communications, Inc. Class A (a)	1,532,120	1,013,573,986
Chevron Corp.	20,210,574	1,706,782,974
Chipotle Mexican Grill, Inc. (a)	293,799	407,414,011
Chubb, Ltd.	4,740,056	729,589,420
Church & Dwight Co., Inc.	2,608,540	227,542,944
Cigna Corp.	3,793,480	789,726,666
Cincinnati Financial Corp.	1,572,604	137,398,411
Cintas Corp.	922,726	326,146,732
Cisco Systems, Inc.	44,362,546	1,985,223,933
Citigroup, Inc.	21,857,895	1,347,757,806
Citizens Financial Group, Inc.	4,488,161	160,496,637
Citrix Systems, Inc.	1,294,103	168,362,800
Clorox Co.	1,323,323	267,205,380
CME Group, Inc.	3,769,726	686,278,618
CMS Energy Corp.	3,008,852	183,570,061
Coca-Cola Co.	40,605,828	2,226,823,608
Cognizant Technology Solutions Corp. Class A	5,615,024	460,151,217
Colgate-Palmolive Co.	9,001,344	769,704,925
Comcast Corp. Class A	47,935,869	2,511,839,536
Comerica, Inc.	1,461,502	81,639,502
Conagra Brands, Inc.	5,134,109	186,162,792
Concho Resources, Inc.	2,062,997	120,375,875
ConocoPhillips	11,216,154	448,533,998
Consolidated Edison, Inc.	3,592,494	259,629,541
Constellation Brands, Inc. Class A	1,779,626	389,827,075
Cooper Cos., Inc.	514,903	187,074,558
Copart, Inc. (a)	2,181,584	277,606,564
Corning, Inc.	8,021,062	288,758,232
Corteva, Inc.	7,821,738	302,857,695
Costco Wholesale Corp.	4,632,313	1,745,362,892
Crown Castle International Corp. REIT	4,529,187	721,001,279
CSX Corp.	8,031,003	728,813,522
Cummins, Inc.	1,554,321	352,986,299
CVS Health Corp.	13,744,868	938,774,484
D.R. Horton, Inc.	3,481,293	239,930,714
Danaher Corp.	6,637,684	1,474,495,124
Darden Restaurants, Inc.	1,368,276	162,989,037
DaVita, Inc. (a)	777,096	91,231,070
Deere & Co.	3,290,737	885,372,790
Delta Air Lines, Inc.	6,695,448	269,223,964
DENTSPLY SIRONA, Inc.	2,296,650	120,252,594
Devon Energy Corp.	4,019,803	63,553,085
DexCom, Inc. (a)	1,008,617	372,905,877
Diamondback Energy, Inc.	1,659,831	80,335,820
Digital Realty Trust, Inc. REIT	2,926,282	408,245,602
Discover Financial Services	3,217,832	291,310,331
Discovery, Inc. Class A (a)	1,683,653	50,661,119
Discovery, Inc. Class C (a)	3,100,218	81,194,709
DISH Network Corp. Class A (a)	2,598,522	84,036,201
Dollar General Corp.	2,572,857	541,071,827

Dollar Tree, Inc. (a)	2,469,264	266,779,283
Dominion Energy, Inc.	8,566,975	644,236,520
Domino’s Pizza, Inc.	413,791	158,672,297
Dover Corp.	1,514,282	191,178,103
Dow, Inc.	7,790,204	432,356,322
DTE Energy Co.	2,032,165	246,725,153
Duke Energy Corp.	7,728,406	707,612,853
Duke Realty Corp. REIT	3,908,943	156,240,452
DuPont de Nemours, Inc.	7,707,315	548,067,170
DXC Technology Co.	2,673,284	68,837,063
Eastman Chemical Co.	1,423,596	142,758,207
Eaton Corp. PLC	4,186,394	502,953,375
eBay, Inc.	6,875,303	345,483,976
Ecolab, Inc.	2,607,944	564,254,764
Edison International	3,973,912	249,641,152
Edwards Lifesciences Corp. (a)	6,544,666	597,069,879
Electronic Arts, Inc.	3,046,511	437,478,980
Eli Lilly & Co.	8,335,597	1,407,382,197
Emerson Electric Co.	6,280,811	504,788,780
Entergy Corp.	2,103,967	210,060,065
EOG Resources, Inc.	6,124,759	305,441,731
Equifax, Inc.	1,277,089	246,273,843
Equinix, Inc. REIT	935,504	668,118,247
Equity Residential REIT	3,595,639	213,149,480
Essex Property Trust, Inc. REIT	684,599	162,537,495
Estee Lauder Cos., Inc. Class A	2,378,952	633,253,233
Etsy, Inc. (a)	1,298,589	231,031,969
Everest Re Group, Ltd.	420,346	98,398,795
Evergy, Inc.	2,383,716	132,320,075
Eversource Energy	3,599,255	311,371,550
Exelon Corp.	10,245,862	432,580,294
Expedia Group, Inc.	1,428,307	189,107,847
Expeditors International of Washington, Inc.	1,778,794	169,181,097
Extra Space Storage, Inc. REIT	1,357,857	157,321,312
Exxon Mobil Corp.	44,391,018	1,829,797,762
F5 Networks, Inc. (a)	646,739	113,787,260
Facebook, Inc. Class A (a)	25,238,636	6,894,185,810
Fastenal Co.	6,027,280	294,312,082
Federal Realty Investment Trust REIT	723,657	61,597,684
FedEx Corp.	2,536,981	658,651,007
Fidelity National Information Services, Inc.	6,516,161	921,776,135
Fifth Third Bancorp	7,479,748	206,216,652
First Republic Bank	1,826,209	268,324,888
FirstEnergy Corp.	5,702,303	174,547,495
Fiserv, Inc. (a)	6,036,379	687,302,113
FleetCor Technologies, Inc. (a)	876,229	239,061,558
FLIR Systems, Inc.	1,378,239	60,408,215
Flowserve Corp.	1,367,897	50,407,004
FMC Corp.	1,363,837	156,745,786
Ford Motor Co.	41,039,239	360,734,911
Fortinet, Inc. (a)	1,414,615	210,112,766

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value

Fortive Corp.	3,540,221	$250,718,451
Fortune Brands Home & Security, Inc.	1,459,964	125,148,114
Fox Corp. Class A	3,547,271	103,296,532
Fox Corp. Class B (a)	1,625,782	46,952,584
Franklin Resources, Inc.	2,861,298	71,503,837
Freeport-McMoRan, Inc.	15,258,736	397,032,311
Gap, Inc.	2,162,250	43,655,828
Garmin, Ltd.	1,567,461	187,562,383
Gartner, Inc. (a)	938,531	150,343,281
General Dynamics Corp.	2,441,217	363,301,914
General Electric Co.	91,988,245	993,473,046
General Mills, Inc.	6,420,135	377,503,938
General Motors Co.	13,228,348	550,828,411
Genuine Parts Co.	1,515,895	152,241,335
Gilead Sciences, Inc.	13,163,592	766,910,870
Global Payments, Inc.	3,143,387	677,148,428
Globe Life, Inc.	1,012,023	96,101,704
Goldman Sachs Group, Inc.	3,612,939	952,768,144
Halliburton Co.	9,290,022	175,581,416
Hanesbrands, Inc.	3,660,601	53,371,563
Hartford Financial Services Group, Inc.	3,765,822	184,449,962
Hasbro, Inc.	1,338,958	125,246,131
HCA Healthcare, Inc.	2,771,958	455,876,213
Healthpeak Properties, Inc. REIT	5,657,523	171,026,920
Henry Schein, Inc. (a)	1,500,122	100,298,157
Hershey Co.	1,548,891	235,942,566
Hess Corp.	2,872,091	151,617,684
Hewlett Packard Enterprise Co.	13,525,408	160,276,085
Hilton Worldwide Holdings, Inc.	2,912,790	324,077,015
HollyFrontier Corp.	1,565,192	40,460,213
Hologic, Inc. (a)	2,700,952	196,710,334
Home Depot, Inc.	11,302,907	3,002,278,157
Honeywell International, Inc.	7,366,830	1,566,924,741
Hormel Foods Corp.	2,950,557	137,525,462
Host Hotels & Resorts, Inc. REIT	7,412,432	108,443,880
Howmet Aerospace, Inc.	4,101,408	117,054,184
HP, Inc.	14,420,026	354,588,439
Humana, Inc.	1,389,841	570,210,067
Huntington Bancshares, Inc.	10,691,145	135,029,161
Huntington Ingalls Industries, Inc.	425,554	72,548,446
IDEX Corp.	795,792	158,521,766
IDEXX Laboratories, Inc. (a)	895,565	447,666,077
IHS Markit, Ltd.	3,912,839	351,490,327
Illinois Tool Works, Inc.	3,024,571	616,649,535
Illumina, Inc. (a)	1,533,344	567,337,280
Incyte Corp. (a)	1,956,221	170,152,103
Ingersoll Rand, Inc. (a)	3,906,565	177,983,101
Intel Corp.	43,023,747	2,143,443,076
Intercontinental Exchange, Inc. (b)	5,894,243	679,547,275
International Business Machines Corp.	9,355,037	1,177,612,058

International Flavors & Fragrances, Inc.	1,123,588	122,291,318
International Paper Co.	4,127,084	205,198,616
Interpublic Group of Cos., Inc.	4,098,821	96,404,270
Intuit, Inc.	2,759,019	1,048,013,367
Intuitive Surgical, Inc. (a)	1,234,283	1,009,766,922
Invesco, Ltd.	3,958,619	68,998,729
IPG Photonics Corp. (a)	375,226	83,971,827
IQVIA Holdings, Inc. (a)	2,012,862	360,644,485
Iron Mountain, Inc. REIT	3,028,080	89,267,798
J.M. Smucker Co.	1,198,642	138,563,015
Jack Henry & Associates, Inc.	801,935	129,905,451
Jacobs Engineering Group, Inc.	1,362,564	148,464,973
JB Hunt Transport Services, Inc.	877,082	119,853,255
Johnson & Johnson	27,638,377	4,349,727,772
Johnson Controls International PLC	7,600,128	354,089,964
JPMorgan Chase & Co.	32,002,265	4,066,527,814
Juniper Networks, Inc.	3,465,311	78,004,151
Kansas City Southern	983,423	200,746,137
Kellogg Co.	2,672,702	166,322,245
KeyCorp	10,262,055	168,400,323
Keysight Technologies, Inc. (a)	1,945,424	256,971,056
Kimberly-Clark Corp.	3,572,247	481,646,063
Kimco Realty Corp. REIT	4,542,379	68,181,109
Kinder Morgan, Inc.	20,439,609	279,409,455
KLA Corp.	1,621,573	419,841,465
Kraft Heinz Co.	6,803,339	235,803,730
Kroger Co.	8,129,443	258,191,110
L Brands, Inc.	2,453,525	91,246,595
L3Harris Technologies, Inc.	2,206,664	417,103,629
Laboratory Corp. of America Holdings (a)	1,022,557	208,141,477
Lam Research Corp.	1,512,172	714,153,470
Lamb Weston Holdings, Inc.	1,537,851	121,090,388
Las Vegas Sands Corp.	3,451,506	205,709,758
Leggett & Platt, Inc.	1,391,529	61,644,735
Leidos Holdings, Inc.	1,405,898	147,787,998
Lennar Corp. Class A	2,888,404	220,183,037
Lincoln National Corp.	1,908,890	96,036,256
Linde PLC	5,510,331	1,452,027,322
Live Nation Entertainment, Inc. (a)	1,502,648	110,414,575
LKQ Corp. (a)	2,942,468	103,692,572
Lockheed Martin Corp.	2,585,319	917,736,539
Loews Corp.	2,455,297	110,537,471
Lowe’s Cos., Inc.	7,692,645	1,234,746,449
LyondellBasell Industries NV Class A	2,699,481	247,434,428
M&T Bank Corp.	1,348,388	171,649,792
Marathon Oil Corp.	8,295,691	55,332,259
Marathon Petroleum Corp.	6,830,940	282,527,678
MarketAxess Holdings, Inc.	398,566	227,405,817
Marriott International, Inc. Class A	2,792,158	368,341,483

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value

Marsh & McLennan Cos., Inc.	5,326,211	$623,166,687
Martin Marietta Materials, Inc.	653,854	185,674,920
Masco Corp.	2,750,205	151,068,761
Mastercard, Inc. Class A	9,236,110	3,296,737,103
Maxim Integrated Products, Inc.	2,806,448	248,791,615
McCormick & Co., Inc.	2,611,098	249,620,969
McDonald’s Corp.	7,822,664	1,678,587,241
McKesson Corp.	1,685,680	293,173,466
Medtronic PLC	14,131,444	1,655,357,350
Merck & Co., Inc.	26,562,120	2,172,781,416
MetLife, Inc.	8,031,077	377,059,065
Mettler-Toledo International, Inc. (a)	249,797	284,688,645
MGM Resorts International	4,308,582	135,763,419
Microchip Technology, Inc.	2,734,321	377,637,073
Micron Technology, Inc. (a)	11,690,138	878,864,575
Microsoft Corp.	79,375,553	17,654,710,498
Mid-America Apartment Communities, Inc. REIT	1,202,218	152,308,998
Mohawk Industries, Inc. (a)	628,198	88,544,508
Molson Coors Brewing Co. Class B	1,977,050	89,342,890
Mondelez International, Inc. Class A	15,018,235	878,116,200
Monster Beverage Corp. (a)	3,881,026	358,917,284
Moody’s Corp.	1,695,815	492,193,346
Morgan Stanley	15,006,056	1,028,365,018
Mosaic Co.	3,625,395	83,420,339
Motorola Solutions, Inc.	1,779,800	302,672,788
MSCI, Inc.	870,322	388,624,883
Nasdaq, Inc.	1,206,836	160,195,411
NetApp, Inc.	2,347,523	155,499,924
Netflix, Inc. (a)	4,638,248	2,508,039,841
Newell Brands, Inc.	3,968,360	84,248,283
Newmont Corp.	8,437,293	505,309,478
News Corp. Class A	4,114,098	73,930,341
News Corp. Class B	1,278,754	22,723,459
NextEra Energy, Inc.	20,567,763	1,586,802,915
Nielsen Holdings PLC	3,748,925	78,240,065
NIKE, Inc. Class B	13,173,886	1,863,709,652
NiSource, Inc.	4,023,930	92,308,954
Norfolk Southern Corp.	2,667,122	633,734,858
Northern Trust Corp.	2,185,050	203,515,557
Northrop Grumman Corp.	1,628,299	496,175,271
NortonLifeLock, Inc.	6,220,078	129,253,221
Norwegian Cruise Line Holdings, Ltd. (a)	3,317,423	84,362,067
Nov, Inc.	4,076,996	55,977,155
NRG Energy, Inc.	2,566,266	96,363,288
Nucor Corp.	3,173,023	168,773,093
NVIDIA Corp.	6,498,720	3,393,631,584
NVR, Inc. (a)	36,692	149,698,223
O’Reilly Automotive, Inc. (a)	760,911	344,365,491
Occidental Petroleum Corp.	8,807,618	152,459,868
Old Dominion Freight Line, Inc.	1,010,175	197,165,957

Omnicom Group, Inc.	2,259,088	140,899,319
ONEOK, Inc.	4,670,472	179,252,715
Oracle Corp.	19,914,646	1,288,278,450
Otis Worldwide Corp.	4,275,108	288,783,545
PACCAR, Inc.	3,637,164	313,814,510
Packaging Corp. of America	996,540	137,432,831
Parker-Hannifin Corp.	1,352,269	368,371,598
Paychex, Inc.	3,359,090	313,000,006
Paycom Software, Inc. (a)	514,270	232,578,607
PayPal Holdings, Inc. (a)	12,301,290	2,880,962,118
Pentair PLC	1,747,903	92,796,170
People’s United Financial, Inc.	4,464,873	57,730,808
PepsiCo, Inc.	14,508,830	2,151,659,489
PerkinElmer, Inc.	1,176,597	168,841,670
Perrigo Co. PLC	1,434,669	64,158,398
Pfizer, Inc.	58,356,071	2,148,086,974
Philip Morris International, Inc.	16,349,872	1,353,605,903
Phillips 66	4,585,809	320,731,481
Pinnacle West Capital Corp.	1,183,690	94,636,016
Pioneer Natural Resources Co.	1,727,715	196,769,461
PNC Financial Services Group, Inc.	4,449,158	662,924,542
Pool Corp.	421,628	157,056,430
PPG Industries, Inc.	2,480,849	357,788,043
PPL Corp.	8,072,007	227,630,597
Principal Financial Group, Inc.	2,684,970	133,201,362
Procter & Gamble Co.	26,032,683	3,622,187,513
Progressive Corp.	6,149,414	608,054,056
Prologis, Inc. REIT	7,762,695	773,630,184
Prudential Financial, Inc.	4,157,446	324,571,809
Public Service Enterprise Group, Inc.	5,310,803	309,619,815
Public Storage REIT	1,597,442	368,897,281
PulteGroup, Inc.	2,817,462	121,488,961
PVH Corp.	747,074	70,142,778
Qorvo, Inc. (a)	1,198,258	199,234,358
QUALCOMM, Inc.	11,874,060	1,808,894,300
Quanta Services, Inc.	1,459,207	105,092,088
Quest Diagnostics, Inc.	1,414,952	168,619,830
Ralph Lauren Corp.	506,822	52,577,714
Raymond James Financial, Inc.	1,280,687	122,523,325
Raytheon Technologies Corp.	15,945,090	1,140,233,386
Realty Income Corp. REIT	3,685,009	229,097,010
Regency Centers Corp. REIT	1,658,164	75,595,697
Regeneron Pharmaceuticals, Inc. (a)	1,101,180	531,991,070
Regions Financial Corp.	10,093,632	162,709,348
Republic Services, Inc.	2,210,369	212,858,535
ResMed, Inc.	1,522,064	323,529,924
Robert Half International, Inc.	1,196,804	74,776,314
Rockwell Automation, Inc.	1,220,267	306,055,166
Rollins, Inc.	2,325,317	90,850,135
Roper Technologies, Inc.	1,101,428	474,814,597

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value

Ross Stores, Inc.	3,738,889	$459,172,958
Royal Caribbean Cruises, Ltd.	1,937,646	144,722,780
S&P Global, Inc.	2,526,478	830,529,113
salesforce.com, Inc. (a)	9,606,386	2,137,709,077
SBA Communications Corp. REIT	1,167,014	329,249,660
Schlumberger NV	14,614,564	319,035,932
Seagate Technology PLC	2,348,991	146,013,281
Sealed Air Corp.	1,630,788	74,673,783
Sempra Energy	3,029,554	385,995,475
ServiceNow, Inc. (a)	2,048,651	1,127,638,970
Sherwin-Williams Co.	858,402	630,848,214
Simon Property Group, Inc. REIT	3,442,431	293,570,516
Skyworks Solutions, Inc.	1,743,740	266,582,971
SL Green Realty Corp. REIT	762,736	45,443,811
Snap-on, Inc.	569,708	97,499,827
Southern Co.	11,091,608	681,357,479
Southwest Airlines Co.	6,197,173	288,850,234
Stanley Black & Decker, Inc.	1,682,110	300,357,562
Starbucks Corp.	12,322,404	1,318,250,780
State Street Corp. (c)	3,703,876	269,568,095
STERIS PLC	896,312	169,886,976
Stryker Corp.	3,433,088	841,243,884
SVB Financial Group (a)	543,839	210,917,079
Synchrony Financial	5,705,769	198,047,242
Synopsys, Inc. (a)	1,602,290	415,377,660
Sysco Corp.	5,349,581	397,259,885
T Rowe Price Group, Inc.	2,378,109	360,021,922
T-Mobile US, Inc. (a)	6,126,028	826,094,876
Take-Two Interactive Software, Inc. (a)	1,207,673	250,942,373
Tapestry, Inc.	2,915,262	90,606,343
Target Corp.	5,258,683	928,315,310
TE Connectivity, Ltd.	3,473,584	420,546,815
TechnipFMC PLC	4,436,310	41,701,314
Teledyne Technologies, Inc. (a)	387,206	151,777,008
Teleflex, Inc.	489,141	201,315,761
Teradyne, Inc.	1,744,954	209,202,535
Tesla, Inc. (a)	7,961,417	5,618,133,134
Texas Instruments, Inc.	9,637,219	1,581,756,754
Textron, Inc.	2,404,988	116,233,070
Thermo Fisher Scientific, Inc.	4,160,991	1,938,106,388
Tiffany & Co.	1,135,662	149,282,770
TJX Cos., Inc.	12,607,731	860,981,950
Tractor Supply Co.	1,224,422	172,129,245
Trane Technologies PLC	2,521,968	366,088,875
TransDigm Group, Inc. (a)	571,476	353,657,923
Travelers Cos., Inc.	2,660,417	373,442,734
Truist Financial Corp.	14,156,925	678,541,415
Twitter, Inc. (a)	8,353,161	452,323,668
Tyler Technologies, Inc. (a)	423,452	184,845,267
Tyson Foods, Inc. Class A	3,088,071	198,995,295
UDR, Inc. REIT	3,094,631	118,926,669
Ulta Beauty, Inc. (a)	591,785	169,936,981
Under Armour, Inc. Class A (a)	1,969,454	33,815,525

Under Armour, Inc. Class C (a)	2,043,675	30,409,884
Union Pacific Corp.	7,074,753	1,473,105,070
United Continental Holdings, Inc. (a)	3,075,584	133,019,008
United Parcel Service, Inc. Class B	7,508,857	1,264,491,519
United Rentals, Inc. (a)	757,460	175,662,549
UnitedHealth Group, Inc.	9,961,434	3,493,275,675
Universal Health Services, Inc. Class B	816,808	112,311,100
Unum Group	2,139,987	49,091,302
US Bancorp	14,395,519	670,687,230
Valero Energy Corp.	4,281,410	242,199,364
Varian Medical Systems, Inc. (a)	960,012	168,011,700
Ventas, Inc. REIT	3,932,640	192,856,666
VeriSign, Inc. (a)	1,055,032	228,308,925
Verisk Analytics, Inc.	1,707,027	354,361,735
Verizon Communications, Inc.	43,444,714	2,552,376,947
Vertex Pharmaceuticals, Inc. (a)	2,730,825	645,403,180
VF Corp.	3,357,509	286,764,844
ViacomCBS, Inc. Class B	5,931,821	221,019,650
Viatris, Inc. (a)	12,666,523	237,370,641
Visa, Inc. Class A	17,802,426	3,893,924,639
Vontier Corp. (a)	1,415,941	47,292,429
Vornado Realty Trust REIT	1,648,454	61,553,272
Vulcan Materials Co.	1,392,332	206,496,759
W.W. Grainger, Inc.	473,362	193,292,639
Walgreens Boots Alliance, Inc.	7,545,524	300,915,497
Walmart, Inc.	14,554,925	2,098,092,439
Walt Disney Co. (a)	19,007,761	3,443,826,138
Waste Management, Inc.	4,083,407	481,556,188
Waters Corp. (a)	651,473	161,187,450
WEC Energy Group, Inc.	3,311,645	304,770,689
Wells Fargo & Co.	43,406,889	1,310,019,910
Welltower, Inc. REIT	4,381,218	283,114,307
West Pharmaceutical Services, Inc.	776,116	219,881,424
Western Digital Corp.	3,195,031	176,972,767
Western Union Co.	4,320,458	94,790,849
Westinghouse Air Brake Technologies Corp.	1,880,337	137,640,668
WestRock Co.	2,758,058	120,058,265
Weyerhaeuser Co. REIT	7,836,498	262,757,778
Whirlpool Corp.	657,366	118,647,989
Williams Cos., Inc.	12,741,094	255,458,935
Willis Towers Watson PLC	1,353,390	285,132,205
WR Berkley Corp.	1,479,438	98,264,272
Wynn Resorts, Ltd.	1,019,927	115,078,363
Xcel Energy, Inc.	5,518,739	367,934,329
Xerox Holdings Corp.	1,751,220	40,610,792
Xilinx, Inc.	2,574,403	364,973,113
Xylem, Inc.	1,892,267	192,613,858
Yum! Brands, Inc.	3,167,123	343,822,873
Zebra Technologies Corp. Class A (a)	560,020	215,232,487

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

December 31, 2020 (Unaudited)

Security Description	Shares	Value

Zimmer Biomet Holdings, Inc.	2,176,156	$335,323,878
Zions Bancorp	1,723,630	74,874,487
Zoetis, Inc.	4,990,904	825,994,612

TOTAL COMMON STOCKS (Cost $317,487,448,464)		332,400,167,782

TOTAL INVESTMENTS — 100.0% (Cost $317,487,448,464)		332,400,167,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(63,888,720)

NET ASSETS — 100.0%		$332,336,279,062

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC Public Limited Company

REIT Real Estate Investment Trust

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of December 31, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks	$332,400,167,782	$—	$—	$332,400,167,782

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at December 31, 2020 and for the period then ended, are:

	Number of Shares Held at 9/30/20	Value at 9/30/20	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
Intercontinental Exchange, Inc.	5,919,844	$592,280,392	$143,770,055	$147,018,193	$26,614,292	$63,900,729	5,894,243	$679,547,275	$1,739,153
State Street Corp.	3,723,303	220,903,567	59,071,236	60,211,372	(4,730,093)	54,534,757	3,703,876	269,568,095	1,906,871

TOTAL		$813,183,959	$202,841,291	$207,229,565	$21,884,199	$118,435,486		$949,115,370	$3,646,024

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2020 are listed in the Schedule of Investments.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.